Tortoise Midstream Energy Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2021
	Shares	Fair Value
Master Limited Partnerships - 75.3%(1)
Crude Oil Pipelines - 9.7%(1)
United States - 9.7%(1)
NuStar Energy L.P.	375,155	6,096,269
Plains All American Pipeline, L.P.	1,452,139	13,548,457
		19,644,726

Natural Gas/Natural Gas Liquids Pipelines - 30.3%(1)
United States - 30.3%(1)
DCP Midstream, LP	709,958	18,501,505
Energy Transfer LP	1,857,647	17,276,117
Enterprise Products Partners L.P.	1,146,301	25,516,660
		61,294,282
Natural Gas Gathering/Processing - 7.8%(1)
United States - 7.8%(1)
Crestwood Equity Partners LP	28,940	762,569
Western Midstream Partners, LP	764,941	15,099,935
		15,862,504
Renewable Infrastructure - 1.7%(1)
United States - 1.7%(1)
Enviva Partners LP	64,529	3,487,147

Refined Product Pipelines - 25.8%(1)
United States - 25.8%(1)
Magellan Midstream Partners, L.P.	502,672	24,736,489
MPLX LP	894,030	25,140,124
Phillips 66 Partners LP	69,579	2,487,449
		52,364,062

Total Master Limited Partnerships (Cost $157,454,934)		152,652,721

Common Stock - 52.4%(1)
Renewable Infrastructure - 11.2%(1)
United States - 11.2%(1)
Archaea Energy Inc. (2)	48,419	774,704
Atlantica Sustainable Infrastructure PLC	162,050	6,094,701
Clearway Energy Inc.	66,778	2,096,161
NextEra Energy Partners, LP	172,099	13,755,873
		22,721,439
Energy Technology - 1.1%(1)
United States - 1.1%(1)
EVgo Inc.(2)	114,204	1,048,393
Sustainable Development Acquisition I Corp.(2)	34,611	335,381
Tech and Energy Transition Corp.(2)	82,251	792,900
		2,176,674
Natural Gas/Natural Gas Liquids Pipelines - 29.5%(1)
United States - 29.5%(1)
Kinder Morgan Inc.	941,355	15,315,846
ONEOK, Inc.	365,263	19,183,613
The Williams Companies, Inc.	1,027,603	25,371,518
		59,870,977
Natural Gas Gathering/Processing - 10.6%(1)
United States - 10.6%(1)
Hess Midstream Partners LP	45,146	1,162,058
Targa Resources Corp.	463,105	20,339,572
		21,501,630

Total Common Stock (Cost $75,642,312)		106,270,720

Preferred Stock - 5.5%(1)
Natural Gas/Natural Gas Liquids Pipelines - 4.5%(1)
United States - 4.5%(1)
Altus Midstream Company, 7.000% (3)(4)	7,456	9,122,475

Renewable Infrastructure - 1.0%(1)
United States - 1.0%(1)
NextEra Energy, Inc.	39,095	2,106,048

Total Preferred Stock (Cost $9,355,822)		11,228,523

Corporate Bonds - 1.3%(1)
Natural Gas Gathering/Processing - 1.3%(1)
United States - 1.3%(1)
Enlink Midstream Partners, 6.000%, Perpetual (Cost $2,863,871)	3,400,000	2,551,700

Special Purpose Acquisition Company Warrants - 0.1%(1)
Energy Technology - 0.1%(1)
United States - 0.1%(1)
Arclight Clean Transition Corp. II Warrant (2)	5,092	5,093
EVgo Inc. Warrant (2)	47,522	97,894
First Reserve Sustainable Growth Co Warrant (2)	6,905	4,350
Northern Genesis Acquisition Corp III Warrant (2)	9,958	8,962
Peridot Acquisition Corp. Warrant (2)	6,886	5,234
Queen's Gambit Growth Capital Warrant (2)	-	-
Warrior Technologies Acquisition Co Warrant (2)	16,871	10,122

Total Warrants (Cost $111,497)		131,655

Short-Term Investment - 0.1%(1)
United States Investment Company - 0.1%(1)
First American Government Obligations Fund, 0.03% (5) (Cost $292,594)	292,594	292,594

Total Investments - 134.6%(1) (Cost $245,721,030)		273,127,913
Other Assets and Liabilities - (1.2%)(1)		(2,475,617)
Credit Facility Borrowings - (24.0.)%(1)		(48,600,000)
Senior Notes - (3.5)%(1)		(7,149,733)
Mandatory Redeemable Preferred Stock at Liquidation Value - (6.0)%(1)		(12,218,925)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$202,683,638

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Non-income producing security.
(3)	Restricted securities have a total fair value of $9,122,475, which represents 4.5% of net assets.
(4)	Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments.
(5)	Rate indicated is the current yield as of August 31, 2021.

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of August 31, 2021.  These assets and liabilities are measured on a recurring basis.

NTG:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Master Limited Partnerships(a)	$152,652,721	$-	$-	$152,652,721
Common Stock(a)	106,270,720	-	-	106,270,720
Preferred Stock(a)	2,106,048	-	9,122,475	11,228,523
Corporate Bonds(a)	-	2,551,700	-	2,551,700
Warrants	131,655	-	-	131,655
Short-Term Investment(b)	292,594	-	-	292,594
Total Assets	$261,453,738	$2,551,700	$9,122,475	$273,127,913

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended August 31, 2021:

Preferred Stock	NTG
Balance – beginning of period	$21,034,615
Purchases	-
Return of capital	-
Sales	(12,252,000)
Total realized gain/loss	1,892,450
Change in unrealized gain/loss	(1,552,590)
Balance – end of period	$9,122,475
Convertible Bond	NTG
Balance – beginning of period	$2,753,269
Purchases	-
Corporate actions	(910,000)
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	(1,843,269)
Balance – end of period	$-
NTG
Change in unrealized gain/loss on investments still held at August 31, 2021	$1,552,590)